Goldman Sachs Tax-Advantaged Global Equity Portfolio Investment Objectives and Goals - Class P Shares [Member] - Goldman Sachs Tax-Advantaged Global Equity Portfolio	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Tax-Advantaged Global Equity Portfolio—Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Tax-Advantaged Global Equity (“TAG”) Portfolio (the “Fund”) seeks long-term growth of capital.